Segment and Geographical Information - Additional Information (Detail) - Customer Concentration Risk [Member] - Health Care [Member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue Benchmark [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member]
Segment Reporting Information [Line Items]
Concentration Risk, Percentage	10.00%	10.00%